Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Categorization of the Financial Instruments, Excluding Cash and Cash Equivalents
Set out below is the categorization of the financial instruments, excluding cash and cash equivalents, held by the Company as of December 31, 2022 and 2023:

	December 31, 2022
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short-term investments (Note 4)	Ps.	—	Ps.	—	Ps.	88,428,111
Accounts receivable from subscribers, distributors, contractual assets and other (Note 5)		161,201,512		—		—
Related parties (Note 6)		2,287,213		—		—
Derivative financial instruments (Note 7)		—		2,602,680		—

Total current assets		163,488,725		2,602,680		88,428,111

Non-current assets
Debt instruments at fair value through OCI		—		—		6,981,149

Total	Ps.	163,488,725	Ps.	2,602,680	Ps.	95,409,260

Financial Liabilities:
Debt (Note 14)	Ps.	510,589,480	Ps.	—	Ps.	—
Liability related to right-of-use of assets (Note 15)		134,148,811		—		—
Accounts payable (Note 16)		174,472,769		—		—
Related parties (Note 6)		7,224,218		—		—
Derivative financial instruments (Note 7)		—		25,331,346		—

Total	Ps.	826,435,278	Ps.	25,331,346	Ps.	—

	December 31, 2023
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short-term investments (Note 4)	Ps.	3,523,883	Ps.	—	Ps.	70,231,744
Accounts receivable from subscribers, distributors, contractual assets and other (Note 5)		158,700,738		—		—
Related parties (Note 6)		1,071,520		—		—
Derivative financial instruments (Note 7)		—		1,446,034		—

Total current assets		163,296,141		1,446,034		70,231,744

Non-current assets
Debt instruments at fair value through OCI		—		—		14,914,412

Total	Ps.	163,296,141	Ps.	1,446,034	Ps.	85,146,156

Financial Liabilities:
Debt (Note 14)	Ps.	500,677,052	Ps.	—	Ps.	—
Liability related to right-of-use of assets (Note 15)		125,169,156		—		—
Accounts payable (Note 16)		162,097,416		—		—
Related parties (Note 6)		6,766,826		—		—
Derivative financial instruments (Note 7)		—		17,896,379		—

Total	Ps.	794,710,450	Ps.	17,896,379	Ps.	—

Summary of Fair Value for the Financial Assets (Excluding Cash and Cash Equivalents) and Financial Liabilities
The fair value for the financial assets (excluding cash and cash equivalents) and financial liabilities shown in the consolidated statements of financial position at December 31, 2022 and 2023 is as follows:

	Measurement of fair value at December 31, 2022
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments (Note 4)	Ps.	88,428,111	Ps.	—	Ps.	—	Ps.	88,428,111
Derivative financial instruments (Note 7)		—		2,602,680		—		2,602,680

Total current assets		88,428,111		2,602,680		—		91,030,791

Revalued of assets (Note 10)		—		—		38,353,719		38,353,719
Pension plan assets (Note 18)		192,829,688		15,657,661		39,270		208,526,619
Debt instruments at fair value through OCI		—		6,981,149		—		6,981,149

Total non current assets		192,829,688		22,638,810		38,392,989		253,861,487

Total	Ps.	281,257,799	Ps.	25,241,490	Ps.	38,392,989	Ps.	344,892,278

Liabilities:
Debt	Ps.	371,709,395	Ps.	116,848,635	Ps.	—	Ps.	488,558,030
Liability related to right-of-use of assets		134,148,811		—		—		134,148,811
Derivative financial instruments		—		25,331,346		—		25,331,346

Total	Ps.	505,858,206	Ps.	142,179,981	Ps.	—	Ps.	648,038,187

	Measurement of fair value at December 31, 2023
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments (Note 4)	Ps.	70,231,744	Ps.	—	Ps.	3,523,883	Ps.	73,755,627
Derivative financial instruments (Note 7)		—		1,446,034		—		1,446,034

Total current assets		70,231,744		1,446,034		3,523,883		75,201,661

Revalued of assets (Note 10)		—		—		9,239,279		9,239,279
Pension plan assets (Note 18)		191,442,079		12,616,945		33,563		204,092,587
Debt instruments at fair value through OCI		4,538,631		10,375,781		—		14,914,412

Total non current assets		195,980,710		22,992,726		9,272,842		228,246,278

Total	Ps.	266,212,454	Ps.	24,438,760	Ps.	12,796,725	Ps.	303,447,939

Liabilities:
Debt	Ps.	382,310,932	Ps.	107,730,819	Ps.	—	Ps.	490,041,751
Liability related to right-of-use of assets		125,169,156		—		—		125,169,156
Derivative financial instruments		—		17,896,379		—		17,896,379

Total	Ps.	507,480,088	Ps.	125,627,198	Ps.	—	Ps.	633,107,286

Summary of Changes in Liabilities Arising From Financing Activities
Changes in liabilities arising from financing activities

	At December 31, 2021	Cash flow	Foreign currency exchange and other	At December 31, 2022
Debt	Ps.564,030,102	Ps.43,073,992	Ps.(96,514,614)	Ps.510,589,480
Liability related to right-of-use of assets	98,654,225	(33,823,287)	69,317,873	134,148,811

Total liabilities from financing activities	Ps.662,684,327	Ps.9,250,705	Ps.(27,196,741)	Ps.644,738,291

	At December 31, 2022	Cash flow	Foreign currency exchange and other	At December 31, 2023
Debt	Ps.510,589,480	Ps.34,644,826	Ps.(44,557,254)	Ps.500,677,052
Liability related to right-of-use of assets	134,148,811	(39,498,197)	30,518,542	125,169,156

Total liabilities from financing activities	Ps.644,738,291	Ps.(4,853,371)	Ps.(14,038,712)	Ps.625,846,208